Summary Of Significant Accounting Policies (Policy)	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Summary Of Significant Accounting Policies
Nature Of Operations And Basis Of Presentation

Nature of Operations and Basis of Presentation

SAIC, Inc. ("SAIC") is a holding company whose direct 100%-owned subsidiary is Science Applications International Corporation ("Science Applications"), a provider of scientific, engineering, systems integration and technical services and solutions in the areas of defense, health, energy, infrastructure, intelligence, surveillance, reconnaissance and cybersecurity to all agencies of the U.S. Department of Defense (DoD), the intelligence community, the U.S. Department of Homeland Security (DHS), and other U.S. Government civil agencies, state and local government agencies, foreign governments and customers in select commercial markets.

The consolidated financial statements of SAIC include the accounts of all majority-owned and 100%-owned subsidiaries, including Science Applications. The consolidated financial statements of Science Applications include the accounts of all its majority-owned and 100%-owned subsidiaries. SAIC does not have separate operations, assets or liabilities independent of Science Applications, except for a note receivable from Science Applications ("the related party note"), on which Science Applications pays interest. From time to time SAIC issues stock to Science Applications employees, which is reflected in SAIC's Statement of Stockholders' Equity and results in an increase to the related party note (see Note 7). All intercompany transactions and accounts have been eliminated in consolidation.

These Combined Notes to Condensed Consolidated Financial Statements apply to both SAIC and Science Applications. As SAIC consolidates Science Applications for financial statement purposes, disclosures that relate to activities of Science Applications also apply to SAIC. References to the "Company" refer collectively to SAIC, Science Applications, and its consolidated subsidiaries.

The accompanying financial information has been prepared by the Company pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (SEC). Certain disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) have been condensed or omitted pursuant to such rules and regulations. These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto for the fiscal year ended January 31, 2011 included in this prospectus. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingencies at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting periods. Estimates have been prepared by management on the basis of the most current and best available information at the time of estimation and actual results could differ from those estimates.

In the opinion of management, the financial information as of July 31, 2011, January 31, 2011 and for the six months ended July 31, 2011 and 2010 reflects all adjustments, which consist of normal recurring adjustments, necessary for a fair presentation thereof. Operating results for the six months ended July 31, 2011 are not necessarily indicative of the results that may be expected for the fiscal year ending January 31, 2012, or any future period.

Unless otherwise noted, references to years are for fiscal years ended January 31. For example, the fiscal year ending January 31, 2012 is referred to as "fiscal 2012" in these notes to condensed consolidated financial statements.

Nature of Operations and Basis of Presentation

SAIC, Inc. ("SAIC") is a holding company whose direct, 100%-owned subsidiary is Science Applications International Corporation ("Science Applications"), a provider of scientific, engineering, systems integration and technical services and solutions in the areas of defense, health, energy, infrastructure, intelligence, surveillance, reconnaissance and cybersecurity to all agencies of the U.S. Department of Defense (DoD), the intelligence community, the U.S. Department of Homeland Security (DHS) and other U.S. Government civil agencies, state and local government agencies, foreign governments and customers in select commercial markets.

The consolidated financial statements of SAIC include the accounts of all majority-owned and 100%-owned subsidiaries, including Science Applications. The consolidated financial statements of Science Applications include the accounts of all its majority-owned and 100%-owned subsidiaries. SAIC does not have separate operations, assets or liabilities independent of Science Applications, except for a note receivable from Science Applications (the "related party note"), on which Science Applications pays interest. From time to time, SAIC issues stock to Science Applications employees, which is reflected in SAIC's Statement of Stockholders' Equity and results in an increase to the related party note (see Note 8). All intercompany transactions and accounts have been eliminated in consolidation.

These Combined Notes to Consolidated Financial Statements apply to both SAIC and Science Applications. As SAIC consolidates Science Applications for financial statement purposes, disclosures that relate to activities of Science Applications also apply to SAIC. References to the "Company" refer collectively to SAIC, Science Applications, and its consolidated subsidiaries.

The Company may dispose (or management may commit to plans to dispose) of components of the business, which are reclassified as discontinued operations for all periods presented. Prior year amounts are adjusted for consistency with the current year's presentation (see Note 18).

Unless otherwise noted, references to years are for fiscal years ended January 31. For example, the fiscal year ended January 31, 2011 is referred to as "fiscal 2011" in these combined notes to consolidated financial statements.

Pension Accounting Change

Pension Accounting Change

The Company sponsors a defined benefit pension plan in the United Kingdom for plan participants that primarily performed services on a specific customer contract, which expired. On June 10, 2011, the Company sold certain components of the business, including the component of the business that contained this pension and employed the pension plan participants. The Company has classified the operating results of this business component, including pension expense through the date of sale, as discontinued operations for all periods presented. Pursuant to the definitive sale agreement, the Company retained the assets and obligations of this defined benefit pension plan. As a result of retaining the pension obligation, the remaining components of ongoing pension expense, primarily interest costs and assumed return on plan assets are recorded in continuing operations for periods following the sale.

On February 1, 2011, the Company elected to change its method of recognizing pension expense. Immediately prior to the change, net actuarial gains or losses in excess of 10 percent of the greater of the market-related value of plan assets or the plans' projected benefit obligation (which is referred to as the corridor) were recognized over the average remaining life expectancy of the plan participants. Under the newly adopted accounting method, the Company recognizes all net actuarial gains or losses in excess of the corridor annually in the fourth quarter of each fiscal year and whenever the plan is remeasured. While the historical method of recognizing pension expense was acceptable, the Company believes that the new method is preferable as it eliminates the delay in recognizing actuarial gains and losses in excess of the corridor, resulting in a more timely reflection of the effects of economic and interest rate conditions on plan obligations, investments and assumptions.

This change in accounting was reported through retrospective application of the new method to all periods presented, which have been designated "as adjusted". The effect of the change from inception of the plan to January 31, 2010 resulted in a $26 million decrease in both retained earnings and net unrecognized actuarial loss on the defined benefit plan, net of tax (a component of accumulated other comprehensive loss). The effect of the change on the previously reported balances as of January 31, 2011 was a $25 million decrease in both retained earnings and net unrecognized actuarial loss on the defined benefit plan, net of tax (a component of accumulated other comprehensive loss). The accounting change did not have a material impact on the condensed consolidated statements of income for the six months ended July 31, 2011 and 2010.

Pension Accounting Change

On February 1, 2011, the Company elected to change its method of recognizing pension expense on its defined benefit pension plan in the United Kingdom. Immediately prior to the change, net actuarial gains or losses in excess of 10 percent of the greater of the market-related value of plan assets or the plans' projected benefit obligation (which is referred to as the corridor) were recognized over the average remaining life expectancy of the plan participants. Under the new accounting method, the Company recognizes all net actuarial gains or losses in excess of the corridor annually in the fourth quarter of each fiscal year and whenever a plan is remeasured. While the historical method of recognizing pension expense was acceptable, the Company believes that the new method is preferable as it eliminates the delay in recognizing actuarial gains and losses in excess of the corridor, resulting in a more timely reflection of the effects of economic and interest rate conditions on plan obligations, investments and assumptions.

This change in accounting was reported through retrospective application of the new method to all periods presented, which have been designated "as adjusted". The effect of the change from inception of the plan to January 31, 2008 was a $20 million and $22 million decrease in retained earnings and net unrecognized actuarial loss on the defined benefit plan, net of tax (a component of accumulated other comprehensive loss), respectively. The accounting change resulted in an increase (decrease) to net income of $1 million, $(1) million, and $(6) million for fiscal 2011, 2010, and 2009, respectively.

Discontinued Operations

Discontinued Operations

On June 10, 2011, in order to better align its business portfolio with its strategy, the Company sold certain components of the business, which were historically included in the Company's Commercial segment, primarily focused on providing information technology (IT) services to international oil and gas companies. As described above under "Pension Accounting Change", the Company has classified the operating results of these business components, including pension expense through the date of sale, as discontinued operations for all periods presented.

The pre-sale operating results of the business sold for the periods presented were as follows:

	Six Months Ended July 31
	2011	2010 as adjusted
	(in millions)
Revenues	$69	$103
Costs and expenses:
Cost of revenues	54	84
Selling, general and administrative expenses	8	17

Operating income	$7	$2

During the six months ended July 31, 2011, the Company received proceeds of $169 million resulting in a preliminary gain on sale before income taxes of $109 million related to this sale, subject to contractual adjustments. During the six months ended July 31, 2010, the Company recorded a pre-tax gain of $52 million related to the settlement of an arbitration proceeding brought against Telkom South Africa by the Company's former subsidiary, Telcordia Technologies, Inc. Income from discontinued operations also includes other activity that is immaterial and not reflected above.

Supplementary Cash Flow Information

Supplementary Cash Flow Information

Supplementary cash flow information, including non-cash investing and financing activities, for the periods presented was as follows:

	Six Months Ended July 31
	2011	2010
	(in millions)
Stock exchanged upon exercise of stock options	$14	$30

Vested stock issued as settlement of annual bonus accruals	$3	$4

Increase (decrease) in accrued stock repurchases	$13	$(24)

Fair value of assets acquired in acquisitions	$29	$167
Less: cash paid in acquisitions, net of cash acquired of $1 million in fiscal 2011	(26)	(140)

Liabilities assumed in acquisitions	$3	$27

Cash paid for interest (including discontinued operations)	$52	$35

Cash paid for income taxes (including discontinued operations)	$121	$157

Stock Reclassification

Stock Reclassification

In November 2009, SAIC completed a reclassification in which each share of Class A preferred stock was converted into one share of common stock. Shares of Class A preferred stock had the same economic rights as shares of common stock; however, holders of Class A preferred stock were entitled to 10 votes per share while holders of common stock were entitled to one vote per share. This conversion did not impact the Company's consolidated financial position or results of operations, other than increasing the number of SAIC's common shares outstanding and eliminating SAIC's preferred shares outstanding.

Operating Cycle

Operating Cycle

The Company's operating cycle for long-term contracts may be greater than one year and is measured by the average time intervening between the inception and the completion of those contracts. Contract-related assets and liabilities are classified as current assets and current liabilities.

Use Of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingencies at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting periods. Management evaluates these estimates and assumptions on an ongoing basis, including those relating to allowances for doubtful accounts, inventories, fair value and impairment of intangible assets and goodwill, income taxes, estimated profitability of long-term contracts, pension benefits, stock-based compensation expense, contingencies and litigation. Estimates have been prepared by management on the basis of the most current and best available information and actual results could differ from those estimates.

Revenue Recognition Accounting Change

Revenue Recognition Accounting Change

The Company's revenues are generated primarily from contracts with the U.S. Government, commercial customers, and various international, state and local governments or from subcontracts with other contractors engaged in work with such customers. The Company performs under various types of contracts, which include firm-fixed-price, time-and-materials, fixed-price-level-of-effort, cost-plus-fixed-fee, cost-plus-award-fee and cost-plus-incentive-fee contracts.

Accounting Change. Prior to February 1, 2010, the Company recognized revenues on cost-plus-fixed-fee, time-and-materials and fixed-price-level-of-effort contracts with the U.S. Government primarily based on contract costs incurred to date compared with total estimated costs at completion (cost-to-cost method), which is an input method of percentage-of-completion that relied heavily on management's estimates of contract revenues and contract costs at completion. Effective February 1, 2010, the Company changed its method of revenue recognition for cost-plus-fixed-fee, time-and-materials and fixed-price-level-of-effort contracts with the U.S. Government to the methods described below. Contract costs will continue to be expensed as incurred under these contracts.

Cost-plus-fixed-fee contracts—Revenue is recognized on the basis of partial performance as costs are incurred plus an estimate of applicable fees as the Company becomes contractually entitled to reimbursement of costs and the applicable fees pursuant to the guidance in Accounting Standards Codification (ASC) 912-605-25 Contractors-Federal Government—Recognition of Fees Under Cost-Plus-Fixed-Fee Contracts.

Time-and-materials contracts—Revenue is recognized using the percentage-of-completion method of accounting utilizing an output measure to measure progress toward completion based on the hours provided in performance under the contract multiplied by the negotiated contract billing rates, plus the negotiated contract billing rate of any allowable material and subcontract costs and out-of-pocket expenses.

Fixed-price-level-of-effort contracts—These contracts are substantially similar to time-and-materials contracts except they require a specified level of effort over a stated period of time. Accordingly, the Company recognizes revenue in a manner similar to time-and-materials contracts whereby the Company uses the percentage-of-completion method of accounting utilizing an output measure. The Company measures progress toward completion based on the hours provided in performance under the contract multiplied by the negotiated contract billing rates, plus the negotiated contract billing rate of any allowable material costs and out-of-pocket expenses.

The revenue recognition change impacts contracts accounting for approximately two-thirds of the Company's revenues. The Company believes the change is to an alternative accounting principle that is preferable because it better reflects the economic substance and earnings process under these arrangements. This change was facilitated by the implementation of a new information technology system.

Although this change impacts contracts accounting for approximately two-thirds of the Company's revenues, the result of the accounting change was immaterial to the Company's consolidated financial position and results of operations for all periods presented because the resulting measurement of the progress toward completion under the two methods is not significantly different. Accordingly, the cumulative effect of the accounting change was recognized in the consolidated statement of income in the first quarter of fiscal 2011, rather than retrospectively applied to the prior period consolidated financial statements.

Revenue Recognition. Cost-plus-fixed-fee contracts—Revenue is recognized on cost-plus-fixed-fee contracts with the U.S. Government on the basis of partial performance equal to costs incurred plus an estimate of applicable fees earned as the Company becomes contractually entitled to reimbursement of costs and the applicable fees.

Time-and-materials contracts—Revenue is recognized on time-and-materials contracts with the U.S. Government using the percentage-of-completion method of accounting utilizing an output measure of progress. Revenue is recognized on time-and-materials contracts with non-U.S. Government customers using a proportional performance method. Under both of these methods, revenue is recognized based on the hours provided in performance under the contract multiplied by the negotiated contract billing rates, plus the negotiated contract billing rate of any allowable material and subcontract costs and out-of-pocket expenses.

Fixed-price-level-of-effort contracts (FP-LOE)—These contracts are substantially similar to time-and-materials contracts except they require a specified level of effort over a stated period of time. Accordingly, the Company recognizes revenue on FP-LOE contracts with the U.S. Government in a manner similar to time-and-materials contracts whereby the Company measures progress toward completion based on the hours provided in performance under the contract multiplied by the negotiated contract billing rates, plus the negotiated contract billing rate of any allowable material costs and out-of-pocket expenses.

Cost-plus-award-fee/cost-plus-incentive fee contracts—Revenues and fees on these contracts with the U.S. Government are primarily recognized using the percentage-of-completion method of accounting, most often based on the cost-to-cost method. The Company includes an estimate of the ultimate incentive or award fee to be received on the contract in the estimate of contract revenues for purposes of applying the percentage-of-completion method of accounting.

Firm-fixed-price contracts—Revenues and fees on these contracts that are system integration or engineering in nature are primarily recognized using the percentage-of-completion method of accounting utilizing the cost-to-cost method.

Revenues from services and maintenance contracts, notwithstanding contract type, are recognized over the term of the respective contracts as the services are performed and revenue is earned. Revenues from unit-priced contracts are recognized as transactions are processed based on objective measures of output. Revenues from the sale of manufactured products are recorded upon passage of title and risk of loss to the customer, which is generally upon delivery, provided that all other requirements for revenue recognition have been met.

The Company also uses the efforts-expended method of percentage-of-completion using measures such as labor dollars for measuring progress toward completion in situations in which this approach is more representative of the progress on the contract. For example, the efforts-expended method is utilized when there are significant amounts of materials or hardware procured for the contract that is not representative of progress on the contract. Additionally, the Company utilizes the units-of-delivery method under percentage-of-completion on contracts where separate units of output are produced. Under the units-of-delivery method, revenue is generally recognized when the units are delivered to the customer, provided that all other requirements for revenue recognition have been met.

The Company also evaluates its contracts for multiple elements, and when appropriate, separates the contracts into separate units of accounting for revenue recognition.

The Company provides for anticipated losses on contracts by recording an expense during the period in which the losses are determined. Amounts billed and collected but not yet recognized as revenues under certain types of contracts are deferred. Contract costs incurred for U.S. Government contracts, including indirect costs, are subject to audit and adjustment through negotiations between the Company and government representatives. The Company has agreed upon and settled indirect contract costs through fiscal 2004. Revenues on U.S. Government contracts have been recorded in amounts that are expected to be realized upon final settlement.

The Company's accounts receivable include unbilled receivables, which consist of costs and fees billable upon contract completion or the occurrence of a specified event, the majority of which is expected to be billed and collected within one year. The Company does not believe it has significant exposure to credit risk as accounts receivable and the related unbilled amounts are primarily due from the U.S. Government. Unbilled receivables are stated at estimated realizable value. Contract retentions are billed when the Company has negotiated final indirect rates with the U.S. Government and, once billed, are subject to audit and approval by government representatives. Consequently, the timing of collection of retention balances is outside the Company's control. Based on the Company's historical experience, the majority of retention balances are expected to be collected beyond one year.

Contract claims are unanticipated additional costs incurred but not provided for in the executed contract price that the Company seeks to recover from the customer. Such costs are expensed as incurred. Additional revenue related to contract claims is recognized when the amounts are awarded by the customer.

In certain situations, primarily where the Company is not the primary obligor on certain elements of a contract such as the provision of administrative oversight and/or management of government-owned facilities or logistical support services related to other vendors' products, the Company recognizes as revenue the net management fee associated with the services and excludes from its income statement the gross sales and costs associated with the facility or other vendors' products.

Pre-Contract Costs

Pre-contract Costs

Costs incurred on projects as pre-contract costs are deferred as assets (inventory, prepaid expenses and other current assets) when the Company has been requested by the customer to begin work under a new arrangement prior to contract execution. The Company records pre-contract costs when formal contracts have not yet been executed, and it is probable that the Company will recover the costs through the issuance of a contract. When the formal contract has been executed, the costs are recorded to the contract and revenue is recognized.

Fair Value Of Financial Instruments

Fair Value of Financial Instruments

The accounting standard for fair value measurements establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows: observable inputs such as quoted prices in active markets (Level 1); inputs other than the quoted prices in active markets that are observable either directly or indirectly (Level 2); and unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions (Level 3). The Company utilizes Level 2 inputs in testing assets for recovery upon events or changes in circumstances that indicate the carrying value of those assets may not be recoverable.

The fair value of financial instruments is determined based on quoted market prices, if available, or management's best estimate. It is management's belief that the carrying amounts of the Company's financial instruments, which include cash equivalents and long-term investments in private equity securities, are reasonable estimates of their related fair values. Cash equivalents are recorded at historical cost which equals fair value based on quoted market prices (Level 1 input). Management evaluates its investments for other-than-temporary impairment at each balance sheet date. When testing long-term investments for recovery of carrying value, the fair value of long-term investments in private equity securities is determined using various valuation techniques and factors, such as market prices of comparable companies (Level 2 input), discounted cash flow models (Level 2 input) and recent capital transactions of the portfolio companies being valued (Level 3 input). If management determines that an other-than-temporary decline in the fair value of an investment has occurred, an impairment loss is recognized to reduce the investment to its estimated fair value (Level 2 input). The fair value of long-term debt (Note 7) is determined based on interest rates available for debt with terms and maturities similar to the Company's existing debt arrangements (Level 2 input).

Cash And Cash Equivalents

Cash and Cash Equivalents

The Company's cash equivalents were primarily comprised of investments in several large institutional money market funds that invest primarily in bills, notes and bonds issued by the U.S. Treasury, U.S. Government guaranteed repurchase agreements fully collateralized by U.S. Treasury obligations, U.S. Government guaranteed securities and investment-grade corporate securities that have original maturities of three months or less. There are no restrictions on the withdrawal of the Company's cash and cash equivalents.

Restricted Cash

Restricted Cash

The Company has restricted cash balances, primarily representing advances from a customer, that are restricted as to use for certain expenditures related to that customer's contract. Restricted cash is reflected in inventory, prepaid expenses and other current assets in the Company's consolidated financial statements.

Investments

Investments

Investments in affiliates and corporate joint ventures where the Company has a noncontrolling ownership interest representing less than 50% and over which the Company has the ability to exercise significant influence, are accounted for under the equity method of accounting whereby the Company recognizes its proportionate share of the affiliates' net income or loss and does not consolidate the affiliates' assets and liabilities. Equity investments in affiliates over which the Company does not have the ability to exercise significant influence and whose securities do not have a readily determinable fair value are carried at cost or cost net of other-than-temporary impairments.

Inventories

Inventories

Inventories are valued at the lower of cost or estimated net realizable value. Raw material inventory is valued using the average cost or first-in, first-out methods. Work-in-process inventory includes raw material costs plus labor costs, including fringe benefits, and allocable overhead costs. Finished goods inventory consists primarily of purchased finished goods for resale to customers, such as tires, lubricants and first responder equipment, in addition to manufactured border, port and mobile security products. The Company evaluates inventory against historical and planned usage to determine appropriate provisions for obsolete inventory.

Property, Plant And Equipment

Property, Plant and Equipment

Purchases of property, plant and equipment as well as costs associated with major renewals and betterments are capitalized. Maintenance, repairs and minor renewals and betterments are expensed as incurred. When assets are sold or otherwise disposed of, the cost and related accumulated depreciation or amortization are removed from the accounts and any resulting gain or loss is recognized.

Depreciation is recognized using the methods and estimated useful lives as follows:

	Depreciation method	Estimated useful lives (in years)
Equipment	Straight-line or declining-balance	2-10
Building	Straight-line	20-40
Building improvements and leasehold improvements	Straight-line	Shorter of lease term or 25

The Company evaluates its long-lived assets for potential impairment whenever there is evidence that events or changes in circumstances indicate that the carrying value may not be recoverable and the carrying amount of the asset exceeds its estimated future undiscounted cash flows. When the carrying amount of the asset exceeds its estimated future undiscounted cash flows, an impairment loss is recognized to reduce the asset's carrying amount to its estimated fair value based on the present value of its estimated future cash flows.

Beginning in fiscal 2009, in an effort to improve the Company's cost structure, improve utilization of building space and generate funds for investments in growth initiatives, management committed to a plan to sell certain company-owned facilities. As of January 31, 2011, there were certain facilities that are reported as held for sale within the Corporate and Other segment.

Goodwill And Intangible Assets

Goodwill and Intangible Assets

The Company evaluates goodwill (see Note 5) for potential impairment annually at the beginning of the fourth quarter, or if events or circumstances indicate that the carrying value may not be recoverable. The goodwill impairment test is a two-step process performed at the reporting unit level. The first step consists of estimating the fair values of each of the reporting units based on a combination of two valuation methods, a market approach and an income approach. Fair value computed using these two methods is determined using a number of factors, including projected future operating results and business plans, economic projections, anticipated future cash flows, comparable market data based on industry grouping, and the cost of capital. The estimated fair values are compared with the carrying values of the reporting units, which include the allocated goodwill. If the fair value is less than the carrying value of a reporting unit, which includes the allocated goodwill, a second step is performed to compute the amount of the impairment by determining an implied fair value of goodwill. The implied fair value of goodwill is the residual fair value derived by deducting the fair value of a reporting unit's identifiable assets and liabilities from its estimated fair value calculated in the first step. The impairment expense represents the excess of the carrying amount of the reporting units' goodwill over the implied fair value of the reporting units' goodwill.

Intangible assets with finite lives are amortized using the method that best reflects how their economic benefits are utilized or, if a pattern of economic benefits cannot be reliably determined, on a straight-line basis over their estimated useful lives. Intangible assets with finite lives are assessed for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Intangible assets with indefinite lives are not amortized but are assessed for impairment at the beginning of the fourth quarter and whenever events or changes in circumstances indicate that the carrying value may not be recoverable.

Selling, General And Administrative Expenses

Selling, General and Administrative Expenses

The Company classifies indirect costs incurred within or allocated to its Government customers as overhead (included in cost of revenues) and general and administrative expenses in the same manner as such costs are defined in the Company's disclosure statements under U.S. Government Cost Accounting Standards. Effective in fiscal 2011, the Company updated its disclosure statements with the Defense Contract Management Agency, resulting in certain costs being classified differently either as overhead or as general and administrative expenses on a prospective basis. This change has caused a net increase in reported cost of revenues and a net decrease in reporting selling, general and administrative expenses in fiscal 2011 as compared to fiscal 2010; however, total operating costs were not affected by this change. Selling, general and administrative expenses include general and administrative, bid and proposal and internal research and development expenses.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method in accordance with the accounting standard for income taxes. The asset and liability method requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities (Note 13). Under this method, changes in tax rates and laws are recognized in income in the period such changes are enacted.

The Company records net deferred tax assets to the extent that it believes these assets will more likely than not be realized. In making such determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent results of operations. In the event the Company were to determine that it would be able to realize its deferred income tax assets in the future in excess of their net recorded amount or would no longer be able to realize its deferred income tax assets in the future as currently recorded, the Company would make an adjustment to the valuation allowance which would decrease or increase the provision for income taxes.

The provision for federal, state, foreign and local income taxes is calculated on income before income taxes based on current tax law and includes the cumulative effect of any changes in tax rates from those used previously in determining deferred tax assets and liabilities. Such provision differs from the amounts currently payable because certain items of income and expense are recognized in different reporting periods for financial reporting purposes than for income tax purposes.

The Company recognizes liabilities for uncertain tax positions when it is more likely than not that a tax position will not be sustained upon examination and settlement with various taxing authorities. Liabilities for uncertain tax positions are measured based upon the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. The Company recognizes interest and penalties related to uncertain tax positions in its income tax expense.

Stock-Based Compensation

Stock-Based Compensation

The Company recognizes the fair value of all stock-based awards, including stock options, granted to employees and directors in exchange for services as compensation expense over the requisite service period, which is typically the vesting period, net of an estimated forfeiture rate.

Concentration Of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk primarily consist of cash equivalents and accounts receivable. At January 31, 2011, the Company's cash and cash equivalents, which include investments in several large institutional money market funds that invest primarily in bills, notes and bonds issued by the U.S. Treasury, U.S. Government guaranteed repurchase agreements fully collateralized by U.S. Treasury obligations, U.S. Government guaranteed securities and investment-grade corporate securities, bear both fixed and variable interest rates. Although credit risk is limited, the Company's receivables are concentrated with its principal customers, which are the various agencies of the U.S. Government and customers engaged in work for the U.S. Government.

Foreign Currency

Foreign Currency

The financial statements of consolidated international subsidiaries, for which the functional currency is not the U.S. dollar, are translated into U.S. dollars using the exchange rate at each balance sheet date for assets and liabilities and a weighted average exchange rate for revenues, expenses, gains and losses. Translation adjustments are recorded as accumulated other comprehensive income (loss) in stockholders' equity. Transaction gains and losses are recognized in the statement of income.

Accounting Standards Updates Adopted

Accounting Standards Updates Adopted

In the descriptions of accounting standards updates that follow, references to descriptive titles in "italics" relate to the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topics and Subtopics, and their descriptive titles, as appropriate.

In October 2009, the FASB issued an update to "Revenue Recognition—Multiple-Deliverable Revenue Arrangements." This update removed the objective-and-reliable-evidence-of-fair-value criterion from the separation criteria used to determine whether an arrangement involving multiple deliverables contains more than one unit of accounting, replaced references to "fair value" with "selling price" to distinguish from the fair value measurements required under the "Fair Value Measurements and Disclosures" guidance, provided a hierarchy that entities must use to estimate the selling price, eliminated the use of the residual method for allocation, and expanded the ongoing disclosure requirements. This update was effective for the Company beginning February 1, 2011 and was applied prospectively. The adoption of this accounting standard update did not have a material impact on the Company's consolidated financial position and results of operations.

In October 2009, the FASB issued an update to "Software—Multiple-Deliverable Revenue Arrangements." This update amended the existing accounting model for revenue arrangements that include both tangible products and software elements. Tangible products containing software components and nonsoftware components that function together to deliver the tangible product's essential functionality are excluded from the scope of software revenue guidance. In addition, this update provided guidance on how a vendor should allocate consideration to deliverables in an arrangement that includes both tangible products and software and enhanced the disclosure requirements related to these arrangements. This update was effective for arrangements entered into or materially modified by the Company after January 31, 2011 and was applied prospectively. The adoption of this accounting standard update did not have a material impact on the Company's consolidated financial position and results of operations.

Accounting Standards Updates Adopted

In July 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2010-20, Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses, which became effective for the Company during the year ended January 31, 2011. This update expands the disclosure requirements regarding an entity's allowance for credit losses and the quality of its financing receivables. The expanded disclosure requirements do not apply to trade account receivables arising from the sale of goods or services with contractual maturities of one year or less. The majority of the Company's accounts receivable, including unbilled accounts receivable, result from sales to the U.S. Government, which are presumed to be free of credit risk, and have contractual maturities of less than one year. Accordingly, the expanded disclosure requirements are not applicable to the Company's receivables with the U.S. Government.

During the fiscal years presented, the Company adopted various other accounting standards issued by the FASB, none of which had a material effect on the Company's consolidated financial position and results of operations.

Accounting Standards Updates Issued But Not Yet Adopted

Accounting Standards Updates Issued But Not Yet Adopted

Other accounting standards and updates issued but not effective for the Company until after July 31, 2011, are not expected to have a material effect on the Company's consolidated financial position or results of operations.

Accounting Standards Updates Issued But Not Yet Adopted

In the descriptions of accounting standards updates that follow, references to descriptive titles in "italics" relate to the FASB Accounting Standards Codification Topics and Subtopics, and their descriptive titles, as appropriate.

In October 2009, the FASB issued an update to "Revenue RecognitionMultiple-Deliverable Revenue Arrangements". This update removes the objective-and-reliable-evidence-of-fair-value criterion from the separation criteria used to determine whether an arrangement involving multiple deliverables contains more than one unit of accounting, replaces references to "fair value" with "selling price" to distinguish from the fair value measurements required under the "Fair Value Measurements and Disclosures" guidance, provides a hierarchy that entities must use to estimate the selling price, eliminates the use of the residual method for allocation, and expands the ongoing disclosure requirements. This update is effective for the Company beginning February 1, 2011 and will be applied prospectively. The adoption of this accounting standard update is not expected to have a material impact on the Company's consolidated financial position and results of operations.

In October 2009, the FASB issued an update to "SoftwareMultiple-Deliverable Revenue Arrangements". This update amends the existing accounting model for revenue arrangements that include both tangible products and software elements. Tangible products containing software components and nonsoftware components that function together to deliver the tangible product's essential functionality are excluded from the scope of software revenue guidance. In addition, this update provides guidance on how a vendor should allocate consideration to deliverables in an arrangement that includes both tangible products and software and enhances the disclosure requirements related to these arrangements. This update is effective for arrangements entered into or materially modified by the Company after January 31, 2011 and will be applied prospectively. The adoption of this accounting standard update is not expected to have a material impact on the Company's consolidated financial position and results of operations.

Other new accounting standards and updates issued but not effective until after January 31, 2011, are not expected to have a significant effect on the Company's consolidated financial position or results of operations.

Subsequent Events

Subsequent Events

SAIC previously filed its financial statements for the six months ended July 31, 2011 on September 2, 2011. The Company has updated its evaluation of subsequent events through September 18, 2011, which is the date of issuance of these combined financial statements which include Science Applications (a non SEC filer as of September 18, 2011).

Subsequent Events

SAIC previously filed its financial statements for the fiscal year ended January 31, 2011 on March 25, 2011. The Company has updated its evaluation of subsequent events through September 18, 2011, which is the date of issuance of these combined annual financial statements which include Science Applications

(a non SEC filer as of September 18, 2011).